Share-based payments - Fair value of option grants relating to warrants (Details)	12 Months Ended
	Aug. 31, 2023 Y $ / shares $ / shares shares	Aug. 31, 2023 $ / shares shares	Aug. 02, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares	Nov. 23, 2020 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants | (per share)	$ 4.21		$ 4.21	$ 5.37	$ 4.21	$ 5.35	$ 4.21	$ 5.64	$ 4.21	$ 5.67	$ 4.21	$ 5.63	$ 8.00	$ 10.30	$ 12.50	$ 16.53
November 23, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants		$ 16.53
Number of warrants outstanding | shares	151,800	151,800
Weighted average remaining contractual life (years)	2 years 2 months 23 days
August 5, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants		$ 10.30
Market price of warrant options	$ 7.20
Expected volatility (%)	100.00%
Risk-free interest rate (%)	2.90%
Expected life (years) | Y	3
Number of warrants outstanding | shares	50,000	50,000
Weighted average remaining contractual life (years)	1 year 11 months 4 days
January 19, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants		$ 5.63
Market price of warrant options	$ 5.63
Expected volatility (%)	100.00%
Risk-free interest rate (%)	3.40%
Expected life (years) | Y	3
Number of warrants outstanding | shares	554,253	554,253
Weighted average remaining contractual life (years)	2 years 4 months 20 days
February 17, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants		$ 5.67
Market price of warrant options	$ 6.05
Expected volatility (%)	100.00%
Risk-free interest rate (%)	4.00%
Expected life (years) | Y	3
Number of warrants outstanding | shares	475,059	475,059
Weighted average remaining contractual life (years)	2 years 5 months 19 days
April 19, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants		$ 5.64
Market price of warrant options	$ 5.55
Expected volatility (%)	75.00%
Risk-free interest rate (%)	3.90%
Expected life (years) | Y	3
Number of warrants outstanding | shares	381,293	381,293
Weighted average remaining contractual life (years)	2 years 7 months 20 days
June 16, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants		$ 5.35
Market price of warrant options	$ 5.50
Expected volatility (%)	75.00%
Risk-free interest rate (%)	4.10%
Expected life (years) | Y	3
Number of warrants outstanding | shares	493,828	493,828
Weighted average remaining contractual life (years)	2 years 9 months 14 days
August 2, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants		$ 5.37
Market price of warrant options	$ 5.10
Expected volatility (%)	75.00%
Risk-free interest rate (%)	4.80%
Expected life (years) | Y	3
Number of warrants outstanding | shares	493,832	493,832
Weighted average remaining contractual life (years)	2 years 11 months 1 day